[LETTERHEAD OF INVESCO CAPITAL MARKETS, INC.]

January 28, 2022

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:          Invesco Unit Trusts, Taxable Income Series 457

File No. 333-186523 CIK #0001563140

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on January 24, 2022.

Very truly yours,

/s/ Tara Baker

Tara Baker
Vice President, Business
Operations and Quality Assurance

Invesco Capital Markets, Inc.